Dividends	6 Months Ended
Sep. 30, 2024
Dividends.
Dividends

7   Dividends

	Six months ended 30 September
	2024	2023
	€m	€m
Declared during the financial period:
Final dividend for the year ended 31 March 2024: 4.50 eurocents per share (2023: 4.50 eurocents per share)	1,212	1,215
Proposed after the end of the reporting period and not recognised as a liability:
Interim dividend for the year ending 31 March 2025: 2.25 eurocents per share (2024: 4.50 eurocents per share)	585	1,218